Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
Schedule of Changes in Property and Equipment
	As At March 31, 2018
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,791	$432	$504	$606	$10,333
Exchange difference	(20)	—	(4)	(2)	(26)
Additions	393	31	422	181	1,027
Disposals	—	(91)	(468)	(227)	(786)
Adjustment of depreciation on disposal	—	79	420	221	720
Depreciation charge	(683)	(103)	(176)	(303)	(1,265)
Balance as at March 31, 2018	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013

	As At March 31, 2017
	Land and Building	Furniture, fittings and equipment	Vehicles	Machinery	Total
	(in thousands)
Opening net carrying amount	$8,768	$407	$399	$492	$10,066
Exchange difference	100	6	11	14	131
Revaluation	—	—	—	—	—
Additions	385	187	260	463	1,295
Others	—	(27)	—	(26)	(53)
Disposals	—	(24)	(5)	(5)	(34)
Adjustment of depreciation on disposal	—	—	5	5	10
Depreciation charge	(462)	(117)	(166)	(337)	(1,082)
Balance as at March 31, 2017	$8,791	$432	$504	$606	$10,333
Capital work-in-progress					$21
Net carrying value as at March 31, 2017					$10,354

Schedule of Carrying Value of Property and Equipment
	As At March 31, 2018
	(in thousands)
Cost or valuation	$12,647	$1,872	$1,314	$4,001	$19,834
Accumulated depreciation	(4,166)	(1,524)	(616)	(3,525)	(9,831)
Net carrying amount	$8,481	$348	$698	$476	$10,003
Capital work-in-progress					$10
Net carrying value as at March 31, 2018					$10,013

	As At March 31, 2017
	(in thousands)
Cost or valuation	$12,274	$1,932	$1,364	$4,049	$19,619
Accumulated depreciation	(3,483)	(1,500)	(860)	(3,443)	(9,286)
Net carrying amount	$8791	$432	$504	$606	$10,333
Capital work-in-progress					$21
Net carrying value as at March 31, 2017					$10,354